Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Forge Nano, Inc.
Leases
Leases
9.	Leases

On May 8, 2026, the Company entered into the First Amendment to the lease agreement, which modified the contractual fixed base rent payments through August 2026 while the Company and the landlord continued to finalize the design and layout of the planned expansion space. The amendment also retroactively adjusted the rent due for the period from October 2025 through May 2026, which had previously been accrued as rent payable on the Company’s balance sheet.

Upon execution of the amendment, the Company paid the outstanding rent payable related to the prior periods, net of the discount provided under the amendment. Pursuant to the terms of the amendment, the discount is expected to be applied against the future rent abatement associated with the expansion space and may be required to be repaid to the landlord to the extent the discount exceeds the available expansion space rent abatement. As the ultimate amount of the discount that will be retained by the Company will not be determined until the expansion space arrangement is finalized, the Company has continued to recognize the discounted portion of $1,743 as a liability on its balance sheet.

The Company accounted for the amendment as a modification of the existing operating lease under ASC 842 and remeasured the operating lease liability using the revised contractual lease payments. The discount rate used in the remeasurement was 9.75%. The resulting remeasurement adjustment was recorded as a corresponding adjustment to the operating lease right-of-use asset.

The Company is obligated under operating leases only for building and office rentals. The leases require the Company to pay taxes, insurance, utilities, and maintenance costs. Total rent expense under these leases was $4,779 and $2,478 for the six months ended June 30, 2026 and 2025, respectively. These amounts are included in cost of sales and general and administrative expenses within the Company’s unaudited condensed consolidated statements of operations.

Future minimum annual commitments under these operating leases are as follows:

Amount
Remainder of 2026	$3,459
2027	8,153
2028	8,398
2029	8,305
2030	8,070
Thereafter	87,098
Total	123,483
Less: amount representing interest	(57,468)
Present value of net minimum lease payments	66,015
Less: current obligations	(1,151)
Long-term obligations under leases	$64,864

Expenses recognized under these leases for the six months ended June 30, 2026 and 2025 consist of the following:

	Six months ended June 30,
	2026	2025
Lease cost - Operating lease cost	$4,779	$2,478

Other information:
Cash paid for amounts included in the measurement of lease liabilities - Operating cash flows from operating leases	$3,397	$357
Right-of-use assets obtained in exchange for new operating lease liabilities	$(1,674)	$59,079
Weighted-average remaining lease term (years) - Operating leases	13.42	14.30
Weighted-average discount rate - Operating leases	9.75%	10.49%

9.Leases

The Company is obligated under operating leases only for building and office rentals. The leases require the Company to pay taxes, insurance, utilities, and maintenance costs. Total rent expense under these leases was $7,358 and $762 during the years ended December 31, 2025 and 2024, respectively, and are included in cost of sales and general and administrative expenses.

Future minimum annual commitments under these operating leases as of December 31, 2025 are as follows:

Amount
2026	$7,917
2027	8,153
2028	8,398
2029	8,305
2030	8,070
Thereafter	87,098
Total	127,941
Less: amount representing interest	(63,491)
Present value of net minimum lease payments	64,450
Less: current obligations	(1,287)
Long-term obligations under leases	$63,163

Expenses recognized under these leases for the years ended December 31, 2025 and 2024 consist of the following:

	2025	2024
Lease cost – Operating lease cost	$7,358	$726
Other information:
Cash paid for amounts included in the measurement of lease liabilities – Operating cash flows from operating leases	$2,477	$660
Right-of-use assets obtained in exchange for new operating lease liabilities	64,766	—
Weighted-average remaining lease term (years) – Operating leases	13.86	4.58
Weighted-average discount rate – Operating leases	10.49%	10.00%